DEFERRED REVENUE (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Deferred revenue	$ 573
Sales Agreement [Member]
Statement Line Items [Line Items]
Unsecured payment received	$ 2,000
Interest rate description	Interest is charged on the outstanding balance at a rate of US dollar LIBOR (3 month) plus 4.75%.